Schedule of Investments PIMCO StocksPLUS® Global Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
ASSET-BACKED SECURITIES 30.9%
CANADA 0.5%
Golden Credit Card Trust 4.310% due 09/15/2027		$500	$499
Master Credit Card Trust 6.191% due 01/21/2027 •		500	502

Total Canada			1,001

CAYMAN ISLANDS 6.5%
522 Funding CLO Ltd. 6.584% due 10/20/2031 •		792	794
Apidos CLO 6.441% due 07/18/2029 •		73	73
Arbor Realty Commercial Real Estate Notes Ltd. 6.181% due 12/15/2035 •		405	403
Bain Capital Credit CLO Ltd. 6.375% due 07/19/2034 •		1,000	1,000
Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		435	436
6.643% due 07/15/2032 •		1,300	1,300
Brightspire Capital Ltd. 6.229% due 08/19/2038 •		63	63
BSPRT Issuer Ltd. 6.311% due 03/15/2036 •		963	961
Carlyle Global Market Strategies CLO Ltd. 6.328% due 08/14/2030 •		208	208
Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		61	61
6.685% due 10/23/2031 •		731	732
GoldenTree Loan Management U.S. CLO Ltd. 6.433% due 04/24/2031 •		889	889
LCM Ltd. 6.624% due 04/20/2031 •		514	514
Mountain View CLO LLC 6.588% due 01/16/2031 •		1,188	1,189
Oaktree CLO Ltd. 6.654% due 04/22/2030 •		1,264	1,265
Palmer Square Loan Funding Ltd. 6.344% due 07/20/2029 •		74	74
Sound Point CLO Ltd. 7.344% due 07/20/2032 •		600	601
Starwood Commercial Mortgage Trust 6.329% due 04/18/2038 •		789	781
Venture CLO Ltd.
6.534% due 07/20/2030 •		752	753
6.674% due 04/20/2032 •		250	250

Total Cayman Islands			12,347

IRELAND 0.6%
Accunia European CLO DAC 4.635% due 07/15/2030 •	EUR	127	141
BlueMountain Fuji EUR CLO DAC 4.405% due 01/15/2031 •		396	440

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

Palmer Square European Loan Funding DAC 4.792% due 08/15/2033 •	477	533

Total Ireland		1,114

JAPAN 0.4%
Oscar U.S. Funding LLC 2.820% due 04/10/2029	$700	687

Total Japan		687

JERSEY, CHANNEL ISLANDS 0.3%
Saranac CLO Ltd. 6.333% due 08/13/2031 •	659	660

Total Jersey, Channel Islands		660

UNITED STATES 22.6%
ACHV ABS Trust 5.070% due 10/27/2031	500	502
Ally Auto Receivables Trust 4.460% due 07/15/2027	500	500
American Express Credit Account Master Trust 4.870% due 05/15/2028	500	506
BA Credit Card Trust
4.790% due 05/15/2028	500	505
4.980% due 11/15/2028	900	919
Bank of America Auto Trust 5.830% due 05/15/2026	210	210
CarMax Auto Owner Trust
4.890% due 07/16/2029	600	610
5.210% due 09/15/2027	700	705
5.300% due 03/15/2027	585	587
5.720% due 11/16/2026	253	253
Carvana Auto Receivables Trust
4.530% due 01/10/2029	500	500
4.610% due 11/10/2027	600	601
4.840% due 12/10/2027	500	501
5.630% due 11/10/2027	499	502
5.900% due 08/10/2027	500	503
5.980% due 08/10/2026	58	58
Chase Auto Owner Trust 5.480% due 04/26/2027	487	489
Chase Issuance Trust 4.720% due 01/15/2031	900	923
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	80	80
6.090% due 10/15/2026	106	107
6.130% due 07/15/2026	133	134
6.292% due 07/15/2026 •	133	134
College Avenue Student Loans LLC 5.769% due 06/25/2052 •	932	919
Countrywide Asset-Backed Certificates Trust
5.249% due 12/25/2046 •	669	640
5.449% due 10/25/2046 •	406	400
CPS Auto Receivables Trust 5.880% due 02/15/2028	763	768
Drive Auto Receivables Trust
4.500% due 09/15/2028	700	700
4.940% due 12/15/2027	600	601
DT Auto Owner Trust 6.290% due 08/16/2027	317	319
Enterprise Fleet Financing LLC 3.030% due 01/20/2028	146	146
Exeter Automobile Receivables Trust
4.790% due 04/15/2027	1,000	1,000
6.320% due 03/15/2027	500	502
Foursight Capital Automobile Receivables Trust 1.310% due 07/15/2027	50	50
GLS Auto Receivables Issuer Trust
5.350% due 08/16/2027	500	502
5.570% due 02/16/2027	509	510
5.770% due 06/15/2027	500	502
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	306
6.270% due 08/16/2027	283	285
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026	316	316
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	304
5.120% due 02/16/2027	400	400
GreenState Auto Receivables Trust 5.530% due 08/16/2027	613	616

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

Harley Davidson Motorcycle Trust 5.650% due 02/16/2027	500	502
Hertz Vehicle Financing LLC 1.210% due 12/26/2025	500	497
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	509
5.290% due 04/15/2027	496	498
Mariner Finance Issuance Trust 1.860% due 03/20/2036	800	762
MF1 Ltd. 6.897% due 12/15/2035 •	244	244
Morgan Stanley Home Equity Loan Trust 5.479% due 02/25/2036 •	652	614
Navient Private Education Loan Trust 6.661% due 07/16/2040 •	195	196
Navient Private Education Refi Loan Trust 0.940% due 07/15/2069	437	395
Navient Student Loan Trust 6.191% due 12/15/2059 •	212	211
Nissan Auto Lease Trust
4.920% due 11/15/2027	900	916
5.050% due 06/15/2027	900	908
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.599% due 02/25/2036 •	89	83
OneMain Financial Issuance Trust
1.750% due 09/14/2035	500	479
6.102% due 06/16/2036 •	500	501
Oportun Issuance Trust 6.334% due 04/08/2031	261	262
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	13	13
5.065% due 03/15/2032	500	502
6.278% due 10/15/2031	393	397
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.139% due 03/25/2035 •	106	99
6.694% due 02/25/2035 •	691	630
Reach ABS Trust 6.300% due 02/18/2031	695	700
Santander Drive Auto Receivables Trust
5.800% due 09/15/2027	392	393
5.910% due 06/15/2027	591	594
5.930% due 07/17/2028	500	507
6.080% due 08/17/2026	93	93
6.310% due 07/15/2027	467	469
SBNA Auto Lease Trust
5.390% due 11/20/2026	800	807
5.450% due 01/20/2026	354	355
SCCU Auto Receivables Trust
5.700% due 10/16/2028	500	510
5.850% due 05/17/2027	322	323
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	475	478
SLM Private Credit Student Loan Trust 5.538% due 06/15/2039 •	860	844
SMB Private Education Loan Trust
1.290% due 07/15/2053	223	208
1.310% due 07/17/2051	327	304
1.340% due 03/17/2053	557	516
5.931% due 01/15/2037 •	320	319
6.011% due 01/15/2053 •	321	317
6.792% due 02/16/2055 •	674	677
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	11	11
SoFi Professional Loan Program Trust 2.540% due 05/15/2046	379	360
Synchrony Card Funding LLC
3.370% due 04/15/2028	500	496
4.930% due 07/15/2030	800	817
Theorem Funding Trust 7.600% due 04/15/2029	173	175
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026	256	256
Tricolor Auto Securitization Trust
6.360% due 12/15/2027	404	407
6.610% due 10/15/2027	303	305
6.840% due 11/16/2026	800	801
Upstart Securitization Trust
3.120% due 03/20/2032	44	44
6.590% due 02/20/2033	108	109
Westlake Automobile Receivables Trust
5.960% due 10/15/2026	238	239
6.012% due 10/15/2026 •	238	239
6.230% due 01/15/2027	735	739
World Omni Select Auto Trust
4.980% due 02/15/2030	500	508

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.920% due 03/15/2027	224	225

Total United States		43,079

Total Asset-Backed Securities (Cost $58,904)		58,888

	SHARES
COMMON STOCKS 8.0%
UNITED STATES 8.0%
COMMUNICATION SERVICES 0.8%
Comcast Corp. 'A'	31,082	1,298
Verizon Communications, Inc.	1,290	58
Walt Disney Co.	1,290	124

		1,480

CONSUMER DISCRETIONARY 0.7%
Amazon.com, Inc. (b)	1,290	240
Home Depot, Inc.	1,290	523
McDonald's Corp.	1,290	393
NIKE, Inc. 'B'	1,290	114

		1,270

CONSUMER STAPLES 1.1%
Coca-Cola Co.	1,290	93
Procter & Gamble Co.	11,061	1,916
Walmart, Inc.	1,290	104

		2,113

ENERGY 0.1%
Chevron Corp.	1,290	190

FINANCIALS 1.0%
American Express Co.	1,290	350
Goldman Sachs Group, Inc.	1,290	639
JPMorgan Chase & Co.	1,290	272
Travelers Cos., Inc.	1,290	302
Visa, Inc. 'A'	1,290	354

		1,917

HEALTH CARE 1.6%
AbbVie, Inc.	7,594	1,500
Amgen, Inc.	1,290	416
Johnson & Johnson	1,290	209
Merck & Co., Inc.	1,290	146
UnitedHealth Group, Inc.	1,290	754

		3,025

INDUSTRIALS 0.6%
3M Co.	1,290	176
Boeing Co. (b)	1,290	196
Caterpillar, Inc.	1,290	505
Honeywell International, Inc.	1,290	267

		1,144

INFORMATION TECHNOLOGY 2.1%
Apple, Inc.	11,806	2,751
Cisco Systems, Inc.	1,290	69
Intel Corp.	1,290	30
International Business Machines Corp.	1,290	285
Microsoft Corp.	1,290	555
Salesforce, Inc.	1,290	353

		4,043

MATERIALS 0.0%
Dow, Inc.	1,290	70

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Common Stocks (Cost $14,447)		15,252

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 11.1%
CANADA 1.0%
BANKING & FINANCE 1.0%
Bank of Montreal 5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~	$200	200
Bank of Nova Scotia 5.400% due 06/04/2027	700	722
Royal Bank of Canada 5.069% due 07/23/2027 •	900	914

		1,836

Total Canada		1,836

CAYMAN ISLANDS 0.1%
INDUSTRIALS 0.1%
Sands China Ltd. 3.800% due 01/08/2026	200	197

Total Cayman Islands		197

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 2.129% due 11/24/2026 •	200	194

Total Germany		194

IRELAND 0.1%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC 2.450% due 10/29/2026	200	192

Total Ireland		192

JAPAN 0.4%
BANKING & FINANCE 0.3%
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 •	400	415
Sumitomo Mitsui Financial Group, Inc. 5.316% due 07/09/2029	200	208

		623

INDUSTRIALS 0.1%
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	200	195

Total Japan		818

NETHERLANDS 0.5%
BANKING & FINANCE 0.5%
ING Groep NV 3.869% due 03/28/2026 •	1,000	995

Total Netherlands		995

SWITZERLAND 0.5%
BANKING & FINANCE 0.5%
UBS Group AG
1.364% due 01/30/2027 •	400	383
3.091% due 05/14/2032 •	250	226

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

6.679% (SOFRRATE + 1.580%) due 05/12/2026 ~		400	402

			1,011

Total Switzerland			1,011

UNITED KINGDOM 1.0%
BANKING & FINANCE 1.0%
Barclays PLC
5.829% due 05/09/2027 •		500	510
6.496% due 09/13/2027 •		500	518
HSBC Holdings PLC
2.357% due 08/18/2031 •		300	264
1.750% due 07/24/2027 •	GBP	300	379
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		$200	204

			1,875

Total United Kingdom			1,875

UNITED STATES 7.4%
BANKING & FINANCE 5.6%
Ally Financial, Inc. 5.800% due 05/01/2025		100	100
Athene Global Funding 5.620% due 05/08/2026		600	610
Bank of America Corp.
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	201
5.080% due 01/20/2027 •		1,300	1,311
Bank of America NA 5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		100	100
Citibank NA
5.438% due 04/30/2026		1,000	1,020
5.488% due 12/04/2026		300	309
Credit Suisse AG AT1 Claim 0.000% due 12/31/2060		200	25
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200	186
5.800% due 03/05/2027		200	204
3.815% due 11/02/2027		200	193
GA Global Funding Trust 6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~		600	603
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		400	383
3.615% due 03/15/2028 •		100	98
3.500% due 11/16/2026		200	197
5.798% due 08/10/2026 •		600	605
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
Jackson National Life Global Funding 5.600% due 04/10/2026		400	406
JPMorgan Chase & Co. 6.500% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,000	1,008
JPMorgan Chase Bank NA 5.110% due 12/08/2026		300	307
Morgan Stanley
4.130% due 03/19/2027 ~	EUR	200	223
5.050% due 01/28/2027 •		$700	707
Morgan Stanley Bank NA
5.504% due 05/26/2028 •		250	258
5.882% due 10/30/2026		300	311
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		200	183
VICI Properties LP 4.375% due 05/15/2025		300	299
Wells Fargo & Co.
5.707% due 04/22/2028 •		100	103
6.303% due 10/23/2029 •		100	107
3.196% due 06/17/2027 •		500	490

			10,647

INDUSTRIALS 1.0%
Boeing Co. 4.875% due 05/01/2025		200	199
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	112
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		$200	200
Hyundai Capital America
5.450% due 06/24/2026		100	102
6.288% due 08/04/2025 •		500	502

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

Occidental Petroleum Corp. 5.000% due 08/01/2027		200	203
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		250	253
5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~		250	251

			1,822

UTILITIES 0.8%
ONEOK, Inc. 4.250% due 09/24/2027		200	200
Pacific Gas & Electric Co. 5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		800	801
Pinnacle West Capital Corp. 5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100
Southern California Edison Co.
4.875% due 02/01/2027		100	102
5.150% due 06/01/2029		400	415

			1,618

Total United States			14,087

Total Corporate Bonds & Notes (Cost $21,046)			21,205

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
UNITED KINGDOM 0.1%
Uropa Securities PLC 5.379% due 10/10/2040 •	GBP	147	194

Total United Kingdom			194

UNITED STATES 3.5%
Angel Oak Mortgage Trust 5.338% due 05/27/2069 þ		$500	503
Chase Home Lending Mortgage Trust 6.530% due 05/25/2055 •		476	475
Colony Mortgage Capital Ltd. 6.362% due 11/15/2038 •		573	566
Countrywide Alternative Loan Trust 5.329% due 04/25/2046 •		188	174
Cross Mortgage Trust
6.093% due 04/25/2069 þ		462	468
6.147% due 07/25/2069 þ		487	495
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		322	325
Freddie Mac 6.446% due 04/25/2053 «(a)		800	800
GCAT Trust 6.007% due 01/25/2059 þ		422	426
Independence Plaza Trust 3.911% due 07/10/2035		300	291
JP Morgan Chase Commercial Mortgage Securities Trust
6.494% due 02/15/2035 •		483	473
6.594% due 12/15/2031 •		150	139
MASTR Adjustable Rate Mortgages Trust 6.435% due 11/21/2034 ~		57	55
Morgan Stanley Capital Trust 6.644% due 11/15/2034 •		226	225
OBX Trust 6.520% due 07/25/2063 þ		701	713
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		330	319

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

TTAN 6.061% due 03/15/2038 •		309	308

Total United States			6,755

Total Non-Agency Mortgage-Backed Securities (Cost $6,965)			6,949

SOVEREIGN ISSUES 0.4%
BRAZIL 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	4,500	783

Total Brazil			783

ISRAEL 0.0%
Israel Government International Bond 1.750% due 08/31/2025	ILS	100	26

Total Israel			26

Total Sovereign Issues (Cost $816)			809

U.S. GOVERNMENT AGENCIES 3.5%
UNITED STATES 3.5%
Fannie Mae
5.695% due 12/25/2045 •		$167	164
5.916% due 09/25/2046 - 11/25/2059 •		941	929
Freddie Mac
3.000% due 09/01/2032		399	388
5.906% due 07/15/2040 •		75	74
5.907% due 07/15/2037 •		9	9
5.987% due 10/15/2033 •		80	80
6.942% due 09/01/2037 •		118	123
Ginnie Mae 6.467% due 12/20/2066 •		511	513
Uniform Mortgage-Backed Security 3.000% due 01/01/2027		68	67
Uniform Mortgage-Backed Security, TBA
5.500% due 11/01/2054		1,500	1,518
6.500% due 11/01/2054		2,700	2,782

Total U.S. Government Agencies (Cost $6,633)			6,647

U.S. TREASURY OBLIGATIONS 20.6%
UNITED STATES 20.6%
U.S. Treasury Bonds
3.875% due 05/15/2043		400	385
4.125% due 08/15/2053		300	299
U.S. Treasury Floating Rate Notes
4.752% due 01/31/2025 •(g)(i)		18,000	17,996
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		365	359
0.125% due 10/15/2025		2,667	2,615
0.125% due 01/15/2031		362	333
0.250% due 01/15/2025		2,921	2,886
0.375% due 07/15/2025		2,785	2,746
0.625% due 01/15/2026		662	649
0.625% due 07/15/2032		325	304
0.750% due 02/15/2045		134	107
1.000% due 02/15/2048		128	105
U.S. Treasury Notes
0.375% due 09/30/2027		1,100	1,001
0.500% due 10/31/2027 (i)		600	547
0.625% due 11/30/2027		2,100	1,916
0.750% due 01/31/2028		7,810	7,123

Total U.S. Treasury Obligations (Cost $39,366)			39,371

SHORT-TERM INSTRUMENTS 20.8%
U.S. TREASURY BILLS 20.6%
5.123% due 10/01/2024 - 12/26/2024 (c)(d)(i)		39,412	39,293

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

MUNICIPAL BONDS & NOTES 0.2%
California Earthquake Authority Revenue Notes, Series 2024 5.750% due 11/01/2024	$300	300

Total Municipal Bonds & Notes (Cost $300)		300

Total Short-Term Instruments (Cost $39,588)		39,593

Total Investments in Securities (Cost $187,765)		188,714

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short Asset Portfolio	86,872	848
PIMCO Short-Term Floating NAV Portfolio III	290,280	2,827

Total Short-Term Instruments (Cost $3,671)		3,675

Total Investments in Affiliates (Cost $3,671)		3,675

Total Investments 100.8% (Cost $191,436)		$192,389
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $1,131)		(190)
Other Assets and Liabilities, net (0.7)%		(1,280)

Net Assets 100.0%		$190,919

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(132) at a weighted average interest rate of 5.450%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2024	330	$95,935	$2,343	$378	$0
Mini MSCI EAFE Index December Futures	12/2024	765	95,158	1,835	0	(398)
U.S. Treasury 2-Year Note December Futures	12/2024	20	4,165	(2)	0	(7)
U.S. Treasury 5-Year Note December Futures	12/2024	53	5,824	15	0	(19)
U.S. Treasury 10-Year Note December Futures	12/2024	18	2,057	2	0	(8)
U.S. Treasury 10-Year Ultra December Futures	12/2024	7	828	(1)	0	(4)
U.S. Treasury 30-Year Bond December Futures	12/2024	7	869	(4)	0	(5)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	5	665	(8)	0	(4)

$4,180	$378	$(445)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index December Futures	12/2024	39	$(8,315)	$(169)	$3	$0
United Kingdom Long Gilt December Futures	12/2024	1	(132)	1	0	0

$(168)	$3	$0

Total Futures Contracts	$4,012	$381	$(445)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.366%	$100	$2	$(1)	$1	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	240	42	(18)	24	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	350	42	9	51	0	(1)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.468	100	0	1	1	0	0

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

Tesco PLC	1.000	Quarterly	12/20/2027	0.283	EUR	400	0	10	10	0	0

							$86	$1	$87	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$368	$(11)	$10	$(1)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		300	(10)	6	(4)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		100	(4)	2	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		100	(3)	0	(3)	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		600	42	5	47	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		1,300	95	2	97	1	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		400	6	3	9	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		200	4	1	5	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		14,200	299	27	326	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		25,700	580	2	582	0	(2)

							$998	$58	$1,056	$1	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	06/20/2025		$27,900	$(96)	$91	$(5)	$18	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		10,600	24	(76)	(52)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		13,000	110	606	716	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		2,100	0	(14)	(14)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		2,400	0	(17)	(17)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		10,190	(87)	(32)	(119)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,300	4	5	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		700	3	(7)	(4)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,440	105	(16)	89	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		900	13	5	18	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		500	6	(5)	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		4,800	(94)	(48)	(142)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(18)	47	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		200	(19)	89	70	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		700	(86)	315	229	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		400	(37)	176	139	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		1,200	219	277	496	3	0

							$47	$1,394	$1,441	$117	$(9)

Total Swap Agreements							$1,131	$1,453	$2,584	$118	$(12)

(g)

Securities with an aggregate market value of $1,585 and cash of $9,540 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Unsettled variation margin liability of $(3) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2024	EUR	295		$329	$0	$0
	10/2024	KRW	94,589		71	0	(1)
	10/2024		$462	JPY	66,700	2	0
	10/2024		25	PLN	99	0	0
	11/2024	TWD	36,967		$1,143	0	(31)
BPS	10/2024	DKK	1,727		258	0	0
	10/2024	EUR	714		789	0	(6)
	10/2024	JPY	17,576		122	0	0
	10/2024	KRW	405,988		304	0	(5)
	10/2024	PLN	189		49	0	0
	10/2024		$148	CNH	1,048	2	0
	10/2024		693	EUR	626	4	0
	10/2024		0	IDR	1,741	0	0
	10/2024		190	JPY	27,400	0	0
	10/2024		300	NZD	482	6	0
	11/2024	CNH	1,045		$148	0	(2)
	11/2024		$258	DKK	1,724	0	0
	11/2024		49	PLN	189	0	0
	12/2024		54	MXN	1,081	1	0
BRC	10/2024	GBP	277		$365	0	(5)
	10/2024	ILS	55		15	0	0
	10/2024	JPY	450,000		2,899	0	(240)
	10/2024	NZD	143		91	0	(1)
	10/2024		$79	PLN	302	0	0
	11/2024	TWD	1,877		$59	0	(1)
	11/2024		$91	NZD	143	1	0
CBK	10/2024	BRL	379		$70	0	0
	10/2024	CNH	8,365		1,162	0	(33)
	10/2024	DKK	343		51	0	0
	10/2024	GBP	89		118	0	(1)
	10/2024	KRW	87,605		65	0	(1)
	10/2024		$70	BRL	379	0	0
	10/2024		550	CNH	3,902	7	0
	10/2024		289	EUR	258	0	(1)
	10/2024		239	IDR	3,694,796	4	0
	10/2024		788	INR	66,298	2	0
	10/2024		424	ZAR	7,724	23	0
	11/2024	BRL	1,276		$227	0	(6)
	11/2024	CNH	3,893		550	0	(7)
	11/2024		$70	BRL	380	0	0
	11/2024		51	DKK	343	0	0
	12/2024	MXN	2,232		$114	2	0
	09/2025	ILS	99		26	0	(1)
DUB	10/2024	KRW	194,892		146	0	(2)
	10/2024	PLN	234		61	0	0
	10/2024		$65	IDR	992,766	1	0
	10/2024		158	PLN	609	1	0
	11/2024		61		234	0	0
	02/2025		145	MXN	2,938	1	0
FAR	10/2024	BRL	698		$128	0	0
	10/2024	NZD	338		213	0	(2)
	10/2024		$491	AUD	715	3	0
	10/2024		126	BRL	698	2	0
	11/2024	AUD	715		$492	0	(3)
	11/2024		$213	NZD	338	2	0
GLM	10/2024	BRL	250		$46	0	0
	10/2024		$46	BRL	250	0	0
	10/2024		69	INR	5,789	0	0
	10/2024		164	PLN	650	5	0
	11/2024	MXN	995		$50	0	0
	12/2024		615		32	1	0
	12/2024		$46	BRL	252	0	0
	02/2025		65	MXN	1,332	1	0
	04/2025	BRL	4,400		$789	3	0
	04/2025	DKK	3,100		458	0	(9)
IND	10/2024	KRW	97,134		73	0	(1)
JPM	10/2024	DKK	3,605		541	2	0
	10/2024	ILS	300		80	0	(1)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

10/2024	JPY	31,200	219	2	0
10/2024	KRW	109,108	82	0	(1)
10/2024	$150	CNH	1,065	2	0
10/2024	583	DKK	3,901	0	(1)
10/2024	4	IDR	63,145	0	0
10/2024	181	PLN	701	1	0
11/2024	CNH	1,062	$150	0	(2)
11/2024	$541	DKK	3,598	0	(2)
11/2024	60	TWD	1,907	1	0
12/2024	MXN	272	$14	0	0
04/2025	BRL	100	18	0	0
MBC	10/2024	GBP	125	163	0	(4)
10/2024	JPY	36,495	251	0	(3)
10/2024	KRW	368,297	276	0	(4)
10/2024	PLN	211	55	1	0
10/2024	$762	CAD	1,030	0	(1)
10/2024	110	EUR	99	0	0
10/2024	652	GBP	491	4	0
10/2024	30	IDR	466,281	1	0
10/2024	367	SGD	472	0	0
11/2024	CAD	1,029	$762	1	0
11/2024	EUR	1,572	1,761	9	0
11/2024	GBP	322	431	0	0
11/2024	SGD	471	367	0	0
11/2024	$76	CNH	544	2	0
11/2024	149	PLN	575	1	(1)
MYI	10/2024	CHF	141	$166	0	0
10/2024	DKK	3,406	509	1	0
10/2024	JPY	31,700	224	4	0
10/2024	KRW	140,197	105	0	(2)
10/2024	SGD	472	362	0	(5)
10/2024	$144	CHF	122	0	0
10/2024	423	DKK	2,837	1	0
10/2024	31	IDR	477,190	1	0
11/2024	509	DKK	3,400	0	0
04/2025	DKK	3,500	$517	0	(11)
NGF	10/2024	$99	IDR	1,526,863	2	0
RBC	12/2024	MXN	713	$36	0	0
SCX	10/2024	CAD	1,030	765	3	0
10/2024	EUR	1,542	1,711	0	(5)
10/2024	$350	DKK	2,354	1	0
10/2024	297	INR	24,927	1	0
SSB	12/2024	MXN	641	$33	1	0
TOR	10/2024	AUD	715	485	0	(9)
10/2024	$3,199	JPY	465,451	48	0
11/2024	JPY	15,380	$107	0	(1)
UAG	10/2024	CHF	734	873	6	0
10/2024	$887	CHF	752	2	0
10/2024	68	PLN	266	1	0
10/2024	357	ZAR	6,540	21	0
11/2024	CHF	749	$887	0	(2)
12/2024	$0	MXN	5	0	0
04/2025	DKK	3,000	$443	0	(9)

Total Forward Foreign Currency Contracts	$194	$(423)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	Abbvie,Inc.	7,594	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$1,500	$0	$0	$0	$0
Pay	Apple, Inc.	10,516	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	2,450	0	0	0	0
Pay	Comcast Corp.	31,082	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	1,298	0	0	0	0
Pay	Procter and Gamble,Co.	9,771	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	1,693	0	0	0	0

Total Swap Agreements	$0	$0	$0	$0

(i)

Securities with an aggregate market value of $484 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Asset-Backed Securities
Canada	$0	$1,001	$0	$1,001
Cayman Islands	0	12,347	0	12,347
Ireland	0	1,114	0	1,114
Japan	0	687	0	687
Jersey, Channel Islands	0	660	0	660
United States	0	43,079	0	43,079
Common Stocks
United States
Communication Services	1,480	0	0	1,480
Consumer Discretionary	1,270	0	0	1,270
Consumer Staples	2,113	0	0	2,113
Energy	190	0	0	190
Financials	1,917	0	0	1,917
Health Care	3,025	0	0	3,025
Industrials	1,144	0	0	1,144
Information Technology	4,043	0	0	4,043
Materials	70	0	0	70
Corporate Bonds & Notes
Canada
Banking & Finance	0	1,836	0	1,836
Cayman Islands
Industrials	0	197	0	197
Germany
Banking & Finance	0	194	0	194
Ireland
Banking & Finance	0	192	0	192
Japan
Banking & Finance	0	623	0	623
Industrials	0	195	0	195
Netherlands
Banking & Finance	0	995	0	995
Switzerland
Banking & Finance	0	1,011	0	1,011
United Kingdom
Banking & Finance	0	1,875	0	1,875
United States
Banking & Finance	0	10,647	0	10,647
Industrials	0	1,822	0	1,822
Utilities	0	1,618	0	1,618
Non-Agency Mortgage-Backed Securities
United Kingdom	0	194	0	194
United States	0	5,955	800	6,755
Sovereign Issues
Brazil	0	783	0	783
Israel	0	26	0	26
U.S. Government Agencies
United States	0	6,647	0	6,647
U.S. Treasury Obligations
United States	0	39,371	0	39,371
Short-Term Instruments
U.S. Treasury Bills	0	39,293	0	39,293
Municipal Bonds & Notes	0	300	0	300

	$15,252	$172,662	$800	$188,714
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,675	$0	$0	$3,675

Total Investments	$18,927	$172,662	$800	$192,389

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	381	118	0	499
Over the counter	0	194	0	194

	$381	$312	$0	$693
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(398)	(59)	0	(457)
Over the counter	0	(423)	0	(423)

	$(398)	$(482)	$0	$(880)

Total Financial Derivative Instruments	$(17)	$(170)	$0	$(187)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2024 (Unaudited)

Totals	$18,910	$172,492	$800	$192,202

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$845	$0	$0	$3	$848	$25	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$10,427	$(7,601)	$0	$1	$2,827	$30	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MXN	Mexican Peso

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	FEDL01	Federal funds effective rate	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced